Loans Receivable - Loan Components (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	$ 1,609,918	$ 1,548,509	$ 1,510,144
Allowance for loan losses	(15,541)	(18,008)	(23,246)	$ (35,537)
Loans receivable, net	1,594,377	1,530,501
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	235,946	230,681	242,494
Allowance for loan losses	(2,153)	(2,761)	(5,134)	(12,061)
CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	231,348	228,191	278,651
CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	742,662	625,700	461,631
Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	67,165	68,070	70,156
Allowance for loan losses	(604)	(1,058)	(958)	(1,249)
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	110,377	130,401	156,926
Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	9,104	12,383	17,239
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	210,874	249,975	276,993
Allowance for loan losses	(2,648)	(3,029)	(3,515)	$ (2,898)
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	2,442	3,108	6,054
Commercial Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	235,946	230,681	242,494
Commercial Loans [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	231,348	228,191	278,651
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	742,662	625,700	461,631
Commercial Loans [Member] | Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	67,165	68,070	70,156
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	110,377	130,401	156,926
Consumer Loans [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	9,104	12,383	17,239
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	210,874	249,975	276,993
Consumer Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans held-for-investment	$ 2,442	$ 3,108	$ 6,054